Summary of Significant Accounting Policies - Government Grants (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) person	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Government Grant
Expected dividend yield (as a percent)	0.00%
Number of patients | person	36
Amount of grants awarded from the Public Health Service	$ 999
Accrued interest or penalties	0
Research and development
Government Grant
Grant revenue	$ 0	$ 642	$ 147